Summary of Significant Accounting Policies (Details 1) (USD $)	Sep. 30, 2013	Jun. 30, 2013	Jun. 30, 2012
Schedule of property, plant and equipment
Accumulated Depreciation	$ (1,039,702)	$ (989,900)	$ (921,237)
Property, plant and equipment, net	575,726	578,136	684,786
Office equipment [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	36,642	35,949	26,970
Furniture and fixtures [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	234,568	249,770	229,713
Computers and Software [Member]
Schedule of property, plant and equipment
Property plant and equipment, gross	$ 1,344,219	$ 1,282,317	$ 1,349,340